Lease (Tables)	3 Months Ended
Mar. 31, 2019
Leases [Abstract]
Schedule of operating lease arrangements
Mar 31, 2019
ASSETS
Operating lease right-of-use assets	$505,305
LIABILITIES
Operating lease liabilities (current)	286,212
Operating lease liabilities (noncurrent)	239,647

Schedule of supplemental information related to operating leases
Cash paid for amounts included in the measurement of operating lease liabilities	$73,802
Weighted average remaining lease term	1.86 years
Weighted average discount rate	0.55%

Schedule of minimum future annual payments under non-cancellable leases

Operating leases
2019 (excluding the three months ended March 31, 2019)	$228,117
2020	258,642
2021	41,240
Total future minimum lease payments, undiscounted	527,999
Less: Imputed interest	(2,140)
Present value of future minimum lease payments	$525,859